Consolidated Statements of Operations and Other Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Total revenue		$ 10,977,429	$ 10,978,571	$ 12,258,451
COST OF REVENUE
Total cost of revenue		8,394,364	9,803,883	9,418,606
GROSS PROFIT		2,583,065	1,174,688	2,839,845
OPERATING EXPENSES
Sales and Marketing Expenses		1,459,792	1,081,567	1,473,719
General and Administrative Expenses		2,532,860	2,802,132	2,015,215
Research and Development Expenses		107,199	1,030,359	452,608
Total operating expenses		4,099,851	4,914,058	3,941,542
LOSS FROM OPERATIONS		(1,516,786)	(3,739,370)	(1,101,697)
Assets impairment loss		(14,698,853)	(6,736,684)	(144,520)
(Loss) Gain on disposal of subsidiary		(28,648)	14,002	26,049
Other (loss) income, net		138,822	(546,655)	102,582
LOSS BEFORE INCOME TAX		(16,105,465)	(11,008,707)	(1,117,586)
Provision for Income Taxes		207,240	211,144
NET LOSS		(16,312,705)	(11,219,851)	(1,117,586)
Less: net loss attributable to non-controlling interest		(246,321)	(147,835)	(35,640)
NET LOSS ATTRIBUTABLE TO THE OWNERS’ COMPANY		(16,066,384)	(11,072,016)	(1,081,946)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign Currency Translation Adjustment		(671,902)	(1,535,600)	402,273
TOTAL COMPREHENSIVE LOSS		$ (16,984,607)	$ (12,755,451)	$ (715,313)
Loss per share - basic	[1]	$ (6.54)	$ (10.04)	$ (0.97)
Loss per share - diluted	[1]	$ (6.54)	$ (10.04)	$ (0.97)
Weighted average shares outstanding - diluted	[1]	2,596,687	1,269,876	738,613
Weighted average shares outstanding - diluted	[1]	2,596,687	1,269,876	738,613
Product [Member]
REVENUE
Total revenue		$ 2,513,483	$ 2,144,218	$ 12,145,532
COST OF REVENUE
Total cost of revenue		737,158	1,905,037	9,343,477
Service [Member]
REVENUE
Total revenue		8,463,946	8,834,353	112,919
COST OF REVENUE
Total cost of revenue		$ 7,657,206	$ 7,898,846	$ 75,129

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)